Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Categories of financial assets [abstract]
Investments in marketable securities and mutual funds	$ 250,852	$ 162,746
Investment in fixed deposits	38,699	43,030
Current investments	203,676	125,641
Non-current investment	85,875	80,135
Total	$ 289,551	$ 205,776